INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	NOTE 14:- INCOME TAXES
The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

The Israeli corporate tax rate was 23% for the years ended December 31, 2025, 2024 and 2023.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from a Preferred Technological Enterprise or a Special Preferred Technological Enterprise (as discussed below) may be considerably less. Real capital gains derived by an Israeli company are subject to the prevailing corporate tax rate in the year of sale. The Company believes it qualifies as a Preferred Technological Enterprise and, accordingly, is eligible for a reduced corporate tax rate of 12% on its preferred technological income.

b.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$(3,630)	$133,707	$25,408
Foreign	4,719	18,218	12,431

Income before taxes on income	$1,089	$151,925	$37,839

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:
NOTE 14:-    INCOME TAXES (Cont.)

	December 31,
	2025	2024
Deferred tax assets:

Net operating loss carryforward and credits	$5,979	$6,574
Operating lease liabilities	50,650	46,203
Research and development expenses carryforward	10,486	8,479
Share-based compensation	65,199	55,301
Accrued employees costs	5,589	4,780
Other	6,866	2,041

Deferred tax assets	144,769	123,378

Valuation allowance	—	(72,814)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	1,472	766
Property and equipment	1,232	941
Operating lease ROU assets	45,181	46,897
Acquired intangible assets	2,023	2,154
Other	4,235	1,771

Deferred tax liabilities	$54,143	$52,529

Deferred tax assets (liabilities), net	$90,626	$(1,965)

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term assets	$94,549	$—
Long-term liabilities	$3,923	$1,965
NOTE 14:-    INCOME TAXES (Cont.)

The Company periodically evaluates the realizability of its deferred tax assets, taking into account all available positive and negative evidence. In prior years, the Company concluded that a valuation allowance was required against the majority of its deferred tax assets, primarily due to a cumulative loss position during those years, which limited the extent to which other, more subjective forms of positive evidence, could be considered. As of December 31, 2025, the Company determined that a valuation allowance is no longer necessary, primarily due to its transition to sustained profitability in recent years, which provides objective and verifiable positive evidence, together with expectations of future taxable income. Accordingly, as of that date, the Company concluded that it is more likely than not that its deferred tax assets will be realized and recorded an income tax benefit of $70,920 during the year ended December 31, 2025 related to the reversal of the valuation allowance.

d.Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current:
Domestic	$38,198	$5,710	$6,557
Foreign	7,994	6,940	4,164
Total current tax expense (benefit)	46,192	12,650	10,721

Deferred:
Domestic	(92,878)	953	(6,019)
Foreign	(4,361)	—	—
Total deferred tax expense (benefit)	(97,239)	953	(6,019)

Total tax expense (income)	$(51,047)	$13,603	$4,702

e.As described in Note 2(ag), the Company prospectively adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Accordingly, the revised disclosures are presented for the year ended December 31, 2025, and prior years reflect the disclosures required under the previous guidance.
NOTE 14:-    INCOME TAXES (Cont.)

The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the year ended December 31, 2025, in accordance with the guidance in ASU 2023-09:

	Year ended December 31, 2025
	Amount	Percent

Statutory income tax	250	23%

Foreign tax effects
United States
Statutory tax rate differences	237	22%
Changes in valuation allowance	(1,643)	(151)%
Other	1,323	122%
Brazil
Statutory tax rate differences	250	23%
Withholding tax	929	85%
PIS and COFINS tax credits	(1,242)	(114)%
Earnings remittance tax	969	89%
Other	608	56%
Other foreign jurisdictions	(700)	(64)%
Effect of cross-border tax laws	217	20%
Tax credits
Foreign tax credit	(6,960)	(639)%
Other	(1,118)	(103)%
Changes in valuation allowance	(69,277)	(6,364)%
Non-taxable or non-deductible items
Non-deductible expenses related to business combinations	12,128	1,114%
Share-based compensation	7,758	713%
Other	715	66%
Changes in unrecognized tax benefits	8,905	818%
Other adjustments
Preferred enterprise benefits	326	30%
Other	(4,722)	(434)%

Income tax benefit	$(51,047)	(4690)%
NOTE 14:-    INCOME TAXES (Cont.)

The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09:

	Year ended December 31,
	2024	2023

Income before taxes on income	$151,925	$37,839

Statutory tax rate	23%	23%

Theoretical income tax expense	34,943	8,703

Change in valuation allowance	(18,717)	9,273
Share-based compensation	(740)	1,236
Non-deductible expenses and other permanent differences	2,146	(8,265)
Effect of subsidiaries with different tax rates	2,597	4,597
Preferred enterprise benefits	(14,881)	(7,709)
Income taxes related to prior years	1,336	(1,001)
Uncertain tax positions	6,068	(1,587)
Other	851	(545)

Income tax expense	$13,603	$4,702

f.Net operating loss carryforward:

As of December 31, 2025, the Company had carryforward operating losses in Israel totaling $31,500 resulting from the merger of Hour One. These losses are deductible against the Company’s income starting in 2026, subject to an annual limitation equal to the lower of 20% of the total losses or 50% of the Company’s taxable income for the year. In the U.S., the Company had carryforward operating losses of $4,800, of which $3,100 will expire by 2035 and $1,700 can be carried forward indefinitely.
NOTE 14:-    INCOME TAXES (Cont.)

g.Income taxes paid:

The following table presents cash paid for income taxes, net of refunds received, for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09:

Year ended
December 31, 2025

Domestic	$1,322
Foreign
United States	832
Brazil	367
Lithuania	252
Poland	309
Ireland	198
Other	275

Cash paid for income taxes, net of refunds received	$3,555

Cash paid for income taxes, net of refunds, during the years ended December 31, 2024 and 2023 was $11,326 and $12,410, respectively.
NOTE 14:-    INCOME TAXES (Cont.)

h.The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

The Law for the Encouragement of Capital Investments, 5719-1959, generally referred to as the Investment Law, provides certain incentives for capital investments in production facilities (or other eligible assets). The Investment Law was significantly amended effective as of January 1, 2011, or the 2011 Amendment, and as of January 1, 2017, referred to as Amendment 73. The 2011 Amendment canceled the availability of the benefits granted to companies under the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its “Preferred Enterprise” (as such terms are defined in the Investment Law) as of January 1, 2011. A Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate tax rate of 16% and 9% in 2014 and thereafter. Dividends paid out of income attributed to a Preferred Enterprise during 2014 and thereafter are generally subject to withholding tax at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax is required to be withheld (however, if afterward distributed to individuals or non-Israeli company a withholding of 20% or such lower rate as may be provided in an applicable tax treaty, will apply).
NOTE 14:-    INCOME TAXES (Cont.)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Preferred Technological Enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A Preferred Technological Enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from qualifying intellectual property (in development area A - a tax rate of 7.5%). These corporate tax rates shall apply only with respect to the portion of income attributed to the qualifying intellectual property located in Israel.

In 2025, the Company generated taxable income in Israel, and in general, the Company meets the conditions of a “Preferred Technological Enterprise.” Accordingly, the Company’s taxable income in Israel, should to be subject to tax at the rate of 12% (and 7.5% with respect to income attributed to development area A).

i.Tax benefits for research and development:

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the Company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government
NOTE 14:-    INCOME TAXES (Cont.)

ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses. For 2025, the Company intends to apply to the Innovation Authority for approval to allow a tax deduction for most or all of the Company’s research and development expenses during the year incurred.

j.Tax reform in the U.S.:

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% in 2018, repealed the corporate alternative minimum tax, and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign-sourced earnings.
The Company calculates an effective rate by computing the effective state tax rate and adding the expected federal statutory rate with a reduction for the federal benefit of the state tax expense.

The Company remeasured all U.S. deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 22% (combined federal and state tax rate).

k.Pillar Two:

In December 2021, the Organization for Economic Cooperation and Development ("OECD") released the Pillar Two Model Rules (also referred to as the global minimum tax or Global Anti-Base Erosion ("GloBE") rules), which aim to ensure that multinational enterprises are subject to a minimum level of taxation in each jurisdiction where they operate. The rules establish a global minimum tax rate of 15%, calculated on a jurisdictional basis for companies with revenue exceeding €750 million. Most jurisdictions in which the Company operates have enacted legislation implementing these rules, with an effective date of January 1, 2024. In December 2025, the state of Israel enacted the Minimum Corporate Tax Law for Multinational Groups, aligning with the OECD Pillar Two framework. The law introduced a Qualified Domestic Minimum Top-Up Tax (QDMTT) mechanism, which ensures that profits of multinational group entities are subject to a minimum Effective Tax Rate in Israel. The QDMTT applies from January 1, 2026, to income generated from that date onward. For companies benefiting from tax incentives under the Encouragement of Capital Investments Law, 1959, the QDMTT framework may affect the manner in which such incentives are utilized and presented in the financial statements.

NOTE 14:-    INCOME TAXES (Cont.)

In particular, certain incentives may not reduce the Effective Tax Rate below the minimum threshold set by the QDMTT for financial reporting purposes. At the same time, a proposed Israeli law has been introduced with the objective of preserving and enhancing Israel’s investment incentives while maintaining compliance with OECD guidelines. The Pillar Two Rules did not have an impact on the Company’s consolidated financial statements for the year ended December 31, 2025. The Company will continue to monitor legislative developments and assess the potential impact on its financial statements.

l.Tax assessments:

In Israel, the Company has final income tax assessments through tax year 2019. In the US, the Company has final federal assessments through the tax year 2020 while 2021 is under an audit by the IRS. Tax years thereafter remain subject to examination by the applicable tax authorities.

m.Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2025	2024	2023

Opening balance	$6,424	$1,802	$3,338
Additions based on tax positions related to prior year	2,331	1,764	—
Additions based on tax positions related to current year	32,078	2,858	886
Decreases based on tax positions related to prior year	—	—	(2,422)

Closing balance	$40,833	$6,424	$1,802

As of December 31, 2025 and 2024, the closing balance of unrecognized tax benefits is included in other long-term liabilities on the consolidated balance sheet. The Company did not have material accrued interest or penalties related to unrecognized tax benefits for any of the periods presented.